Intangible Assets and Liabilities - Aggregate Amortization of Intangible Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 68,142
2023	25,889
2024	13,184
2025	11,680
2026 and thereafter	3,586
Total	$ 122,481	$ 0